Shareholder Report, Line Graph (Details) - USD ($)				6 Months Ended	8 Months Ended	12 Months Ended		18 Months Ended	20 Months Ended	24 Months Ended	30 Months Ended	32 Months Ended	36 Months Ended	42 Months Ended	44 Months Ended	48 Months Ended	54 Months Ended	56 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Sep. 30, 2020	Dec. 04, 2015	May 31, 2015	May 31, 2016	May 31, 2021	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2022	May 31, 2017	May 31, 2018	May 31, 2023	May 31, 2018	May 31, 2019	May 31, 2024	May 31, 2019	May 31, 2020	May 31, 2025	May 31, 2020	May 31, 2021	May 31, 2021	May 31, 2022	May 31, 2022	May 31, 2023	May 31, 2023	May 31, 2024	May 31, 2024	May 31, 2025	May 31, 2025
C000079533 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value			$ 10,000				$ 9,874			$ 11,049			$ 11,932			$ 12,240			$ 13,263		$ 16,351		$ 15,263		$ 15,262		$ 17,243		$ 18,868
C000079534 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Premier Class Shares at NAV
Accumulated Value			10,000				9,866			11,016			11,880			12,169			13,172		16,217		15,116		15,090		17,025		18,602
C000079535 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value			10,000				9,859			10,993			11,846			12,122			13,098		16,110		14,998		14,963		16,867		18,408
C000162582 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares at NAV
Accumulated Value		$ 10,000		$ 10,111				$ 11,306			$ 12,199			$ 12,505			$ 13,535			$ 16,674		$ 15,543		$ 15,534		$ 17,529		$ 19,172
C000079536 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value			10,000				9,833			11,131			12,144			12,403			13,426		17,010		15,844		15,882		18,210		20,034
C000079537 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Premier Class Shares at NAV
Accumulated Value			10,000				9,818			11,092			12,084			12,324			13,327		16,852		15,673		15,687		17,967		19,733
C000079538 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value			10,000				9,811			11,077			12,053			12,281			13,265		16,767		15,582		15,578		17,820		19,551
C000162583 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares at NAV
Accumulated Value		10,000		10,093				11,417			12,445			12,698			13,738			17,384		16,177		16,200		18,562		20,411
C000162584 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares at NAV
Accumulated Value		10,000		10,063				11,531			12,710			12,903			13,938			18,124		16,839		16,933		19,738		21,823
C000079539 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value			10,000				9,782			11,210			12,350			12,556			13,575		17,664		16,427		16,542		19,301		21,342
C000079540 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Premier Class Shares at NAV
Accumulated Value			10,000				9,761			11,172			12,292			12,472			13,472		17,501		16,244		16,332		19,025		21,013
C000079541 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value			10,000				9,749			11,145			12,256			12,422			13,402		17,398		16,135		16,205		18,857		20,806
C000079542 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value			10,000				9,720			11,276			12,552			12,688			13,679		18,312		17,030		17,225		20,502		22,847
C000079543 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Premier Class Shares at NAV
Accumulated Value			10,000				9,705			11,239			12,502			12,611			13,577		18,150		16,847		17,015		20,223		22,504
C000079544 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value			10,000				9,698			11,224			12,464			12,560			13,512		18,045		16,734		16,890		20,052		22,293
C000162585 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares at NAV
Accumulated Value		10,000		10,036				11,636			12,949			13,074			14,087			18,845		17,504		17,688		21,032		23,441
C000162586 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares at NAV
Accumulated Value		10,000		10,038				11,702			13,088			13,141			14,110			19,413		18,046		18,236		21,967		24,610
C000079545 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value			10,000				9,727			11,333			12,689			12,763			13,712		18,883		17,576		17,771		21,433		24,016
C000079546 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Premier Class Shares at NAV
Accumulated Value			10,000				9,706			11,295			12,630			12,685			13,608		18,708		17,387		17,560		21,149		23,658
C000079547 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value			10,000				9,700			11,275			12,595			12,636			13,546		18,602		17,267		17,421		20,958		23,424
C000099416 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value			10,000				9,619			11,260			12,840			12,424			13,204		18,592		16,925		17,063		20,820		22,745
C000099417 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value			10,000				9,638			11,318			12,936			12,542			13,365		18,864		17,216		17,403		21,277		23,305
C000099418 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Premier Class Shares at NAV
Accumulated Value			10,000				9,624			11,286			12,881			12,477			13,272		18,697		17,040		17,209		20,999		22,976
C000162591 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares at NAV
Accumulated Value		10,000		9,956				11,689			13,359			12,952			13,801			19,465		17,756		17,953		21,922		24,013
C000107517 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value			10,000				9,547			11,274			12,981			12,448			13,336		19,309		17,317		17,570		21,890		24,025
C000079548 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value			10,000				9,731			11,361			12,742			12,802			13,757		19,053		17,735		17,925		21,750		24,426
C000079549 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Premier Class Shares at NAV
Accumulated Value			10,000				9,716			11,330			12,686			12,726			13,649		18,886		17,552		17,720		21,465		24,068
C000079550 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value			10,000				9,711			11,312			12,653			12,679			13,591		18,777		17,435		17,578		21,271		23,832
C000162587 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares at NAV
Accumulated Value		10,000		10,049				11,725			13,142			13,191			14,161			19,601		18,222		18,402		22,307		25,049
C000099413 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value			10,000				9,710			11,336			12,699			12,719			13,616		18,893		17,545		17,695		21,467		24,066
C000099414 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value			10,000				9,744			11,395			12,802			12,846			13,792		19,190		17,864		18,061		21,964		24,690
C000099415 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Premier Class Shares at NAV
Accumulated Value			10,000				9,729			11,361			12,745			12,770			13,689		19,016		17,680		17,848		21,680		24,331
C000162590 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares at NAV
Accumulated Value		10,000		10,055				11,767			13,210			13,250			14,210			19,749		18,368		18,554		22,541		25,330
C000162593 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares at NAV
Accumulated Value		10,000		9,879				11,664			13,418			12,868			13,770			19,923		17,852		18,090		22,531		24,691
C000107518 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Premier Class Shares at NAV
Accumulated Value			10,000				9,545			11,259			12,940			12,382			13,249		19,150		17,153		17,375		21,612		23,683
C000107519 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A at maximum sales charge (Offering Price)
Accumulated Value			9,425				8,975			10,558			12,125			11,585			12,372		17,867		15,974		16,161		20,088		21,970
C000107520 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value			10,000				9,523			11,217			12,879			12,322			13,166		19,021		17,016		17,220		21,402		23,434
C000107521 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value			10,000				9,972			10,857			11,527			11,720			12,475		14,816		13,632		13,675		15,310		16,457
C000107522 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Premier Class Shares at NAV
Accumulated Value			10,000				9,957			10,830			11,472			11,658			12,389		14,680		13,486		13,517		15,098		16,213
C000107523 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A at maximum sales charge (Offering Price)
Accumulated Value			9,425				9,372			10,178			10,778			10,930			11,603		13,739		12,605		12,619		14,081		15,094
C000107524 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value			10,000				9,947			10,813			11,444			11,616			12,326		14,599		13,406		13,424		14,981		16,066
C000162594 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares at NAV
Accumulated Value		10,000		10,125				11,030			11,700			11,889			12,641			14,988		13,776		13,817		15,441		16,589
C000107525 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Premier Class Shares at NAV
Accumulated Value			10,000				9,681			11,134			12,462			12,183			13,039		17,683		15,927		16,052		19,278		20,969
C000107526 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A at maximum sales charge (Offering Price)
Accumulated Value			9,425				9,124			10,477			11,706			11,433			12,217		16,548		14,865		14,971		17,951		19,501
C000107527 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value			10,000				9,682			11,120			12,436			12,144			12,978		17,587		15,807		15,922		19,091		20,753
C000107528 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value			10,000				9,704			11,183			12,526			12,267			13,147		17,864		16,084		16,246		19,534		21,288
C000162595 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares at NAV
Accumulated Value		10,000		9,984				11,494			12,877			12,603			13,489			18,307		16,477		16,618		19,965		21,750
C000107529 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value			10,000				10,089			10,666			11,013			11,372			12,001		13,270		12,400		12,442		13,426		14,344
C000107530 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Premier Class Shares at NAV
Accumulated Value			10,000				10,076			10,627			10,956			11,287			11,904		13,132		12,265		12,286		13,240		14,130
C000162597 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares at NAV
Accumulated Value		10,000		10,076				11,301			12,313			12,324			13,201			16,804		15,191		15,236		17,631		19,065
C000107531 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A at maximum sales charge (Offering Price)
Accumulated Value			9,428				9,477			9,992			10,289			10,595			11,149		12,287		11,461		11,467		12,339		13,144
C000107532 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value			10,000				10,056			10,603			10,922			11,240			11,842		13,053		12,177		12,186		13,118		13,979
C000162596 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares at NAV
Accumulated Value		10,000		10,167				10,747			11,095			11,455			12,082			13,349		12,474		12,512		13,494		14,394
C000107533 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value			10,000				9,855			11,055			12,054			12,072			12,944		16,499		14,918		14,976		17,357		18,782
C000107534 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Premier Class Shares at NAV
Accumulated Value			10,000				9,841			11,031			12,001			12,003			12,847		16,344		14,768		14,798		17,118		18,500
C000107535 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A at maximum sales charge (Offering Price)
Accumulated Value			9,425				9,262			10,365			11,273			11,250			12,039		15,293		13,797		13,809		15,956		17,218
C000107536 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value			10,000				9,823			11,002			11,959			11,946			12,777		16,243		14,656		14,674		16,957		18,306
C000145612 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value			10,000				9,648			11,339			12,984			12,573			13,403		18,980		17,327		17,528		21,473		23,533
C000145613 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Premier Class Shares at NAV
Accumulated Value			10,000				9,632			11,308			12,927			12,500			13,310		18,825		17,146		17,318		21,186		23,177
C000145614 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value			10,000				9,626			11,285			12,891			12,451			13,238		18,706		17,029		17,183		20,992		22,947
C000162601 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares at NAV
Accumulated Value		10,000		9,961				11,704			13,398			12,970			13,826			19,564		17,847		18,028		22,077		24,183
C000145615 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value			10,000				9,728			11,366			12,763			12,769			13,664		19,038		17,685		17,844		21,702		24,346
C000145616 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value			10,000				9,754			11,433			12,856			12,889			13,837		19,327		17,988		18,203		22,192		24,960
C000145617 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Premier Class Shares at NAV
Accumulated Value			10,000				9,729			11,387			12,793			12,808			13,726		19,139		17,797		17,974		21,883		24,579
C000162602 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares at NAV
Accumulated Value		10,000		10,061				11,792			13,268			13,297			14,255			19,888		18,494		18,688		22,767		25,599
C000221702 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Premier Class Shares at NAV
Accumulated Value	$ 10,000				$ 12,751				$ 11,632			$ 11,742			$ 14,394			$ 15,747
C000221703 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares at NAV
Accumulated Value	10,000				12,762				11,619			11,741			14,414			15,803
C000221704 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value	10,000				12,776				11,688			11,813			14,512			15,899
C000221705 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value	10,000				12,738				11,661			11,764			14,406			15,753
C000221706 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Premier Class Shares at NAV
Accumulated Value	10,000				12,648				11,775			11,906			14,529			16,323
C000221707 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value	10,000				12,635				11,717			11,837			14,433			16,201
C000221708 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares at NAV
Accumulated Value	10,000				12,648				11,784			11,927			14,561			16,387
C000221709 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value	10,000				12,645				11,798			11,950			14,593			16,423
C000014647 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value			10,000				9,597			11,160			12,616			12,318			13,120		17,789		16,247		16,375		19,531		21,238
C000047978 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value			10,000				9,617			11,218			12,708			12,442			13,281		18,045		16,517		16,700		19,966		21,770
C000079566 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Premier Class Shares at NAV
Accumulated Value			10,000				9,611			11,178			12,651			12,362			13,172		17,889		16,356		16,510		19,699		21,432
C000162559 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares at NAV
Accumulated Value		10,000		9,940				11,582			13,118			12,839			13,699			18,608		17,017		17,194		20,545		22,379
C000014643 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value			10,000				9,727			11,073			12,227			12,161			12,941		16,597		15,278		15,263		17,500		18,881
C000047976 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value			10,000				9,749			11,119			12,316			12,285			13,107		16,841		15,551		15,575		17,903		19,364
C000079563 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Premier Class Shares at NAV
Accumulated Value			10,000				9,733			11,081			12,252			12,211			13,007		16,694		15,381		15,379		17,648		19,066
C000162556 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares at NAV
Accumulated Value		10,000		10,015				11,433			12,648			12,608			13,447			17,267		15,935		15,949		18,303		19,796
C000162557 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares at NAV
Accumulated Value		10,000		9,983				11,504			12,880			12,736			13,582			17,931		16,460		16,537		19,354		20,981
C000014644 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value			10,000				9,664			11,123			12,421			12,250			13,044		17,200		15,751		15,812		18,466		19,982
C000047977 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value			10,000				9,692			11,180			12,519			12,384			13,210		17,463		16,033		16,138		18,898		20,506
C000079564 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Premier Class Shares at NAV
Accumulated Value			10,000				9,667			11,142			12,452			12,296			13,106		17,299		15,864		15,926		18,630		20,189
C000033271 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A at maximum sales charge (Offering Price)
Accumulated Value			9,425				9,281			10,401			11,311			11,327			12,106		15,399		13,906		13,934		16,121		17,419
C000033272 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value			10,000				9,847			11,041			12,002			12,019			12,849		16,337		14,753		14,785		17,091		18,476
C000033273 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value			10,000				9,872			11,095			12,098			12,147			13,008		16,589		15,022		15,080		17,488		18,951
C000054994 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value			10,000				9,607			11,235			12,800			12,392			13,177		18,483		16,832		16,964		20,656		22,545
C000079576 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Premier Class Shares at NAV
Accumulated Value			10,000				9,627			11,264			12,839			12,445			13,254		18,602		16,954		17,104		20,850		22,783
C000162575 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares at NAV
Accumulated Value		10,000		9,945				11,663			13,313			12,927			13,768			19,353		17,659		17,836		21,740		23,793
C000054992 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value			10,000				9,602			11,217			12,745			12,363			13,154		18,333		16,703		16,853		20,372		22,218
C000079575 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Premier Class Shares at NAV
Accumulated Value			10,000				9,614			11,237			12,786			12,407			13,214		18,436		16,819		16,974		20,549		22,424
C000162574 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares at NAV
Accumulated Value		10,000		9,940				11,635			13,257			12,887			13,745			19,193		17,530		17,710		21,438		23,428
C000054993 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value			10,000				9,633			11,298			12,898			12,514			13,353		18,768		17,129		17,310		21,116		23,131
C000054991 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value			10,000				9,629			11,272			12,845			12,487			13,311		18,610		17,003		17,187		20,834		22,776
C000054995 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class A at maximum sales charge (Offering Price)
Accumulated Value			9,427				9,385			10,213			10,802			11,033			11,692		13,715		12,826		12,738		14,036		15,035
C000054996 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value			10,000				9,971			10,877			11,532			11,818			12,544		14,761		13,838		13,780		15,221		16,343
C000054997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value			10,000				9,955			10,834			11,450			11,705			12,393		14,553		13,608		13,516		14,895		15,955
C000079577 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Premier Class Shares at NAV
Accumulated Value			10,000				9,965			10,855			11,481			11,749			12,450		14,630		13,694		13,614		15,015		16,098
C000162576 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares at NAV
Accumulated Value		10,000		10,157				11,078			11,733			12,018			12,745			14,984		14,036		13,966		15,413		16,540
C000162577 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares at NAV
Accumulated Value		10,000		10,165				11,017			11,598			12,007			12,987			15,089		14,159		14,084		15,440		16,729
C000079517 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value			10,000				9,993			10,840			11,413			11,821			12,788		14,863		13,960		13,899		15,256		16,528
C000079518 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Premier Class Shares at NAV
Accumulated Value			10,000				9,978			10,796			11,355			11,743			12,689		14,719		13,807		13,724		15,038		16,273
C000079519 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value			10,000				9,970			10,782			11,324			11,700			12,628		14,637		13,712		13,622		14,909		16,115
C000079530 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value			10,000				9,919			10,961			11,712			12,071			13,079		15,714		14,691		14,660		16,383		17,872
C000079531 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Premier Class Shares at NAV
Accumulated Value			10,000				9,905			10,927			11,665			11,998			12,988		15,572		14,536		14,490		16,169		17,602
C000079532 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value			10,000				9,904			10,909			11,636			11,957			12,925		15,491		14,443		14,387		16,026		17,441
C000162581 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares at NAV
Accumulated Value		10,000		10,132				11,188			11,955			12,308			13,324			15,988		14,934		14,893		16,620		18,121
C000079520 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value			10,000				10,010			10,791			11,348			11,763			12,724		14,805		13,887		13,831		15,274		16,600
C000079521 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Premier Class Shares at NAV
Accumulated Value			10,000				9,995			10,767			11,299			11,687			12,633		14,669		13,735		13,670		15,064		16,349
C000079522 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value			10,000				9,989			10,745			11,263			11,647			12,568		14,585		13,644		13,562		14,933		16,192
C000162578 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares at NAV
Accumulated Value		10,000		10,168				10,967			11,523			11,942			12,907			14,993		14,048		13,985		15,421		16,746
C000079527 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value			10,000				9,968			10,892			11,546			11,939			12,923		15,269		14,304		14,264		15,797		17,176
C000079528 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Premier Class Shares at NAV
Accumulated Value			10,000				9,953			10,864			11,497			11,864			12,827		15,137		14,154		14,090		15,580		16,911
C000079529 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value			10,000				9,944			10,842			11,463			11,817			12,758		15,039		14,060		13,982		15,440		16,746
C000162580 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares at NAV
Accumulated Value		10,000		10,155				11,094			11,759			12,148			13,144			15,516		14,523		14,475		16,004		17,403
C000014641 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value			10,000				9,846			10,961			11,826			11,965			12,708		15,412		14,306		14,240		15,877		17,046
C000047974 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value			10,000				9,874			11,016			11,905			12,078			12,855		15,633		14,561		14,509		16,229		17,472
C000079561 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Premier Class Shares at NAV
Accumulated Value			10,000				9,858			10,986			11,858			12,009			12,771		15,501		14,407		14,347		16,023		17,207
C000162554 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares at NAV
Accumulated Value		10,000		10,088				11,254			12,174			12,343			13,136			15,951		14,845		14,798		16,522		17,764
C000162555 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares at NAV
Accumulated Value		10,000		10,054				11,347			12,402			12,468			13,285			16,597		15,383		15,351		17,346		18,689
C000014642 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value			10,000				9,783			11,016			12,021			12,060			12,832		15,994		14,786		14,742		16,628		17,872
C000047975 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value			10,000				9,804			11,068			12,114			12,185			12,988		16,230		15,041		15,021		17,003		18,318
C000079562 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Premier Class Shares at NAV
Accumulated Value			10,000				9,798			11,040			12,060			12,121			12,898		16,096		14,899		14,869		16,778		18,071
C000079560 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Premier Class Shares at NAV
Accumulated Value			10,000				9,906			10,924			11,685			11,898			12,629		15,088		14,101		14,020		15,501		16,627
C000047973 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value			10,000				9,921			10,963			11,740			11,962			12,732		15,221		14,243		14,188		15,723		16,886
C000162553 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares at NAV
Accumulated Value		10,000		10,121				11,171			11,971			12,197			12,964			15,505		14,480		14,405		15,952		17,132
C000014640 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value			10,000				9,891			10,898			11,647			11,850			12,568		14,999		13,990		13,897		15,358		16,465
C000014639 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Retirement Class Shares at NAV
Accumulated Value			10,000				9,920			10,855			11,524			11,755			12,463		14,637		13,677		13,602		14,978		16,048
C000047972 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6 Shares at NAV
Accumulated Value			10,000				9,956			10,911			11,615			11,878			12,625		14,866		13,924		13,892		15,325		16,464
C000079559 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Premier Class Shares at NAV
Accumulated Value			10,000				9,942			10,881			11,568			11,810			12,531		14,740		13,789		13,720		15,130		16,229
C000162552 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Class I Shares at NAV
Accumulated Value		10,000		10,139				11,110			11,824			12,100			12,881			15,143		14,186		14,126		15,585		16,734
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000® Index
Accumulated Value	10,000	10,000	10,000	10,098	12,883		10,022	11,885	12,409	11,795	13,675	12,661	13,572	14,016	16,153	13,911	15,623	18,273	15,505	22,483	22,314	21,655	21,492	22,095	21,929	28,190	27,978	31,888	31,648
S And P Target Date 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2025 Index
Accumulated Value		10,000	10,000	10,140			9,915	11,290		11,041	12,192		11,923	12,356		12,083	13,112		12,822	16,112	15,756	15,175	14,839	15,259	14,921	17,085	16,708	18,592	18,181
Lifecycle Index 2025 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifecycle Index 2025 Fund Composite Index
Accumulated Value		10,000	10,000	10,134			9,885	11,342		11,063	12,269		11,966	12,583		12,273	13,629		13,293	16,854	16,438	15,730	15,342	15,730	15,343	17,773	17,335	19,486	19,006
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,000	10,000	10,331	9,836		10,299	10,494	9,028	10,462	10,454	8,834	10,423	11,124	8,949	11,090	12,171	9,438	12,134	12,122	12,085	11,125	11,091	10,887	10,854	11,029	10,995	11,631	11,596
S And P Target Date 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2030 Index
Accumulated Value		10,000	10,000	10,124			9,881	11,382		11,109	12,430		12,132	12,508		12,208	13,222		12,905	16,824	16,420	15,819	15,440	15,914	15,532	18,180	17,743	19,910	19,432
Lifecycle Index 2030 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifecycle Index 2030 Fund Composite Index
Accumulated Value		10,000	10,000	10,115			9,840	11,457		11,146	12,518		12,178	12,781		12,434	13,833		13,458	17,577	17,099	16,374	15,929	16,410	15,964	18,822	18,310	20,747	20,184
S And P Target Date 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2035 Index
Accumulated Value		10,000	10,000	10,108			9,848	11,472		11,177	12,661		12,335	12,648		12,323	13,303		12,960	17,590	17,137	16,522	16,097	16,613	16,186	19,393	18,894	21,380	20,830
Lifecycle Index 2035 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifecycle Index 2035 Fund Composite Index
Accumulated Value		10,000	10,000	10,089			9,785	11,566		11,218	12,764		12,380	12,969		12,578	14,019		13,597	18,300	17,749	17,013	16,501	17,130	16,615	19,995	19,393	22,166	21,499
S And P Target Date 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2040 Index
Accumulated Value		10,000	10,000	10,096			9,821	11,537		11,223	12,826		12,477	12,755		12,408	13,367		13,003	18,139	17,645	17,038	16,575	17,143	16,677	20,379	19,825	22,594	21,980
Lifecycle Index 2040 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifecycle Index 2040 Fund Composite Index
Accumulated Value		10,000	10,000	10,062			9,729	11,674		11,287	13,014		12,584	13,146		12,711	14,168		13,699	19,027	18,398	17,688	17,103	17,889	17,297	21,310	20,605	23,808	23,020
S And P Target Date 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2045 Index
Accumulated Value		10,000	10,000	10,086			9,798	11,590		11,260	12,932		12,564	12,821		12,456	13,398		13,017	18,466	17,941	17,351	16,857	17,477	16,979	21,017	20,419	23,398	22,732
Lifecycle Index 2045 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifecycle Index 2045 Fund Composite Index
Accumulated Value		10,000	10,000	10,069			9,737	11,737		11,350	13,156		12,723	13,227		12,790	14,206		13,737	19,628	18,981	18,261	17,659	18,462	17,853	22,281	21,546	25,024	24,199
Lifecycle Index 2050 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifecycle Index 2050 Fund Composite Index
Accumulated Value		10,000	10,000	10,077			9,744	11,768		11,380	13,212		12,776	13,270		12,832	14,244		13,775	19,805	19,152	18,427	17,819	18,616	18,002	22,603	21,858	25,451	24,612
S And P Target Date 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2050 Index
Accumulated Value		10,000	10,000	10,072			9,779	11,635		11,296	13,022		12,642	12,881		12,505	13,450		13,058	18,685	18,140	17,550	17,038	17,677	17,162	21,389	20,766	23,831	23,136
S And P Target Date 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2055 Index
Accumulated Value		10,000	10,000	10,065			9,762	11,668		11,317	13,073		12,680	12,924		12,535	13,474		13,069	18,796	18,230	17,654	17,122	17,786	17,251	21,530	20,883	24,030	23,307
Lifecycle Index 2055 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifecycle Index 2055 Fund Composite Index
Accumulated Value		10,000	10,000	10,085			9,752	11,800		11,410	13,268		12,831	13,313		12,874	14,283		13,812	19,947	19,289	18,561	17,949	18,757	18,139	22,830	22,077	25,729	24,881
Lifecycle 2055 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifecycle 2055 Fund Composite Index
Accumulated Value		10,000	10,000	10,100			9,757	11,802		11,400	13,297		12,845	13,318		12,865	14,280		13,794	20,016	19,335	18,688	18,052	18,807	18,167	22,894	22,115	25,816	24,937
Lifestyle Aggressive Growth Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifestyle Aggressive Growth Fund Composite Index
Accumulated Value		10,000	10,000	10,044			9,663	11,851		11,400	13,469		12,957	13,413		12,903	14,330		13,785	20,636	19,852	19,285	18,552	19,440	18,702	24,051	23,138	27,282	26,245
Morningstar Aggressive Target Risk Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Aggressive Target Risk Index
Accumulated Value		10,000	10,000	10,141			9,632	11,907		11,310	13,396		12,724	13,347		12,678	13,711		13,024	19,475	18,499	18,084	17,177	17,912	17,014	21,544	20,464	24,407	23,183
Lifestyle Conservative Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifestyle Conservative Fund Composite Index
Accumulated Value		10,000	10,000	10,180			10,026	10,974		10,808	11,548		11,373	11,947		11,766	12,912		12,716	14,989	14,762	14,035	13,823	14,010	13,798	15,482	15,248	16,842	16,587
Morningstar Moderately Conservative Target Risk Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Moderately Conservative Target Risk Index
Accumulated Value		10,000	10,000	10,272			10,081	11,115		10,908	11,664		11,447	12,113		11,887	13,014		12,772	15,210	14,926	14,075	13,813	13,887	13,628	15,198	14,914	16,566	16,258
Lifestyle Growth Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifestyle Growth Fund Composite Index
Accumulated Value		10,000	10,000	10,109			9,804	11,581		11,231	12,828		12,441	12,976		12,585	13,988		13,566	18,752	18,186	17,479	16,951	17,545	17,015	20,877	20,246	23,354	22,649
Morningstar Moderately Aggressive Target Risk Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Moderately Aggressive Target Risk Index
Accumulated Value		10,000	10,000	10,185			9,749	11,703		11,202	12,902		12,350	13,029		12,471	13,611		13,028	18,342	17,557	16,978	16,251	16,764	16,047	19,638	18,798	21,986	21,045
Lifestyle Income Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifestyle Income Fund Composite Index
Accumulated Value		10,000	10,000	10,186			10,105	10,642		10,558	10,916		10,829	11,371		11,281	12,212		12,115	13,187	13,082	12,434	12,335	12,388	12,290	13,215	13,110	14,174	14,061
Morningstar Conservative Target Risk Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Conservative Target Risk Index
Accumulated Value		10,000	10,000	10,307			10,182	10,804		10,673	11,055		10,920	11,593		11,452	12,455		12,304	13,552	13,387	12,501	12,349	12,235	12,086	12,878	12,721	13,824	13,656
Morningstar Moderate Target Risk Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Morningstar Moderate Target Risk Index
Accumulated Value		10,000	10,000	10,235			9,924	11,408		11,061	12,262		11,890	12,571		12,189	13,334		12,929	16,740	16,231	15,497	15,026	15,258	14,795	17,255	16,731	19,070	18,491
Lifestyle Moderate Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifestyle Moderate Fund Composite Index
Accumulated Value		10,000	10,000	10,170			9,938	11,310		11,052	12,206		11,928	12,527		12,241	13,596		13,286	16,949	16,563	15,749	15,390	15,728	15,370	17,991	17,581	19,841	19,389
Lifecycle 2060 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifecycle 2060 Fund Composite Index
Accumulated Value		10,000	10,000	10,109			9,765	11,833		11,430	13,354		12,899	13,361		12,907	14,319		13,831	20,159	19,473	18,825	18,184	18,950	18,305	23,124	22,337	26,098	25,209
S And P Target Date 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2060 Index
Accumulated Value		10,000	10,000	10,058			9,747	11,691		11,330	13,120		12,714	12,978		12,576	13,561		13,141	18,906	18,321	17,745	17,196	17,884	17,332	21,656	20,987	24,164	23,417
Lifecycle Index 2060 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifecycle Index 2060 Fund Composite Index
Accumulated Value		10,000	10,000	10,092			9,760	11,831		11,441	13,324		12,885	13,357		12,916	14,322		13,849	20,089	19,427	18,695	18,079	18,900	18,276	23,059	22,299	26,009	25,152
Lifecycle 2065 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifecycle 2065 Fund Composite Index
Accumulated Value	10,000				12,727				11,886			11,968			14,640			16,537
S And P Target Date 2065 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2065+ Index
Accumulated Value	10,000				12,751				11,985			12,075			14,669			16,397
Lifecycle Index 2065 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifecycle Index 2065 Fund Composite Index
Accumulated Value	$ 10,000				$ 12,690				$ 11,810			$ 11,943			$ 14,607			$ 16,490
Lifecycle 2035 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifecycle 2035 Fund Composite Index
Accumulated Value		10,000	10,000	10,103			9,789	11,568		11,209	12,788		12,390	12,973		12,570	14,019		13,584	18,354	17,784	17,109	16,577	17,171	16,637	20,044	19,422	22,231	21,540
Lifecycle 2040 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifecycle 2040 Fund Composite Index
Accumulated Value		10,000	10,000	10,077			9,733	11,676		11,277	13,041		12,596	13,151		12,702	14,167		13,684	19,088	18,436	17,797	17,189	17,932	17,320	21,365	20,635	23,881	23,066
Managed Allocation Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Managed Allocation Fund Composite Index
Accumulated Value			10,000				9,938			11,052			11,928			12,241			13,286		16,563		15,390		15,370		17,581		19,389
Lifecycle 2045 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifecycle 2045 Fund Composite Index
Accumulated Value		10,000	10,000	10,084			9,741	11,739		11,340	13,184		12,736	13,231		12,781	14,203		13,720	19,694	19,024	18,382	17,756	18,510	17,880	22,342	21,582	25,106	24,252
Lifecycle 2050 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifecycle 2050 Fund Composite Index
Accumulated Value		10,000	10,000	10,092			9,749	11,770		11,370	13,241		12,790	13,274		12,823	14,242		13,757	19,873	19,196	18,552	17,920	18,665	18,030	22,666	21,894	25,536	24,667
Lifecycle Retirement Income Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifecycle Retirement Income Fund Composite Index
Accumulated Value		10,000	10,000	10,198			10,020	11,006		10,815	11,585		11,383	11,987		11,778	12,966		12,740	15,150	14,886	14,237	13,989	14,162	13,915	15,635	15,362	17,023	16,726
S And P Target Date Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date Retirement Income Index
Accumulated Value		10,000	10,000	10,211			10,079	10,811		10,671	11,289		11,143	11,622		11,472	12,443		12,282	13,898	13,718	13,116	12,945	13,141	12,970	14,318	14,133	15,450	15,250
Lifecycle Index 2010 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifecycle Index 2010 Fund Composite Index
Accumulated Value		10,000	10,000	10,182			9,994	11,054		10,850	11,666		11,450	12,074		11,851	13,066		12,825	15,223	14,942	14,298	14,034	14,240	13,977	15,628	15,339	16,959	16,646
S And P Target Date 2010 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2010 Index
Accumulated Value		10,000	10,000	10,190			10,029	10,947		10,775	11,501		11,320	11,810		11,624	12,629		12,430	14,478	14,250	13,681	13,466	13,744	13,527	15,009	14,772	16,222	15,967
Lifecycle Index Retirement Income Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifecycle Index Retirement Income Fund Composite Index
Accumulated Value		10,000	10,000	10,191			10,017	11,006		10,818	11,574		11,376	11,985		11,780	12,965		12,744	15,124	14,866	14,191	13,949	14,141	13,900	15,611	15,345	16,992	16,702
Lifecycle Index 2015 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifecycle Index 2015 Fund Composite Index
Accumulated Value		10,000	10,000	10,172			9,971	11,128		10,908	11,817		11,584	12,205		11,963	13,216		12,955	15,656	15,346	14,672	14,382	14,627	14,338	16,196	15,876	17,636	17,287
S And P Target Date 2015 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2015 Index
Accumulated Value		10,000	10,000	10,175			9,995	11,074		10,877	11,726		11,518	12,000		11,787	12,795		12,568	14,961	14,696	14,142	13,891	14,180	13,929	15,597	15,321	16,856	16,557
S And P Target Date 2020 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P Target Date 2020 Index
Accumulated Value		10,000	10,000	10,157			9,953	11,188		10,964	11,940		11,701	12,176		11,933	12,968		12,708	15,346	15,039	14,475	14,186	14,502	14,211	16,138	15,815	17,505	17,155
Lifecycle Index 2020 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifecycle Index 2020 Fund Composite Index
Accumulated Value		10,000	10,000	10,154			9,928	11,228		10,979	12,024		11,756	12,384		12,109	13,419		13,121	16,160	15,801	15,111	14,776	15,086	14,751	16,857	16,483	18,417	18,008
Lifecycle 2015 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifecycle 2015 Fund Composite Index
Accumulated Value		10,000	10,000	10,181			9,974	11,129		10,903	11,831		11,590	12,208		11,960	13,218		12,950	15,686	15,367	14,725	14,425	14,652	14,354	16,225	15,895	17,672	17,313
Lifecycle 2020 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifecycle 2020 Fund Composite Index
Accumulated Value		10,000	10,000	10,163			9,931	11,229		10,973	12,039		11,764	12,388		12,104	13,421		13,114	16,195	15,825	15,171	14,824	15,114	14,768	16,890	16,504	18,459	18,037
Lifecycle 2025 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifecycle 2025 Fund Composite Index
Accumulated Value		10,000	10,000	10,146			9,888	11,344		11,056	12,287		11,975	12,587		12,267	13,631		13,284	16,894	16,465	15,801	15,399	15,763	15,362	17,812	17,359	19,536	19,039
Lifecycle 2030 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifecycle 2030 Fund Composite Index
Accumulated Value		10,000	10,000	10,127			9,843	11,459		11,137	12,538		12,187	12,785		12,426	13,834		13,446	17,624	17,130	16,457	15,995	16,447	15,986	18,867	18,337	20,805	20,222
Lifecycle 2010 Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Lifecycle 2010 Fund Composite Index
Accumulated Value		$ 10,000	$ 10,000	$ 10,189			$ 9,997	$ 11,055		$ 10,846	$ 11,678		$ 11,457	$ 12,076		$ 11,848	$ 13,068		$ 12,821	$ 15,250	$ 14,962	$ 14,344	$ 14,073	$ 14,262	$ 13,992	$ 15,653	$ 15,357	$ 16,991	$ 16,669